Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 5 – INCOME TAXES

The Company follows the guidance of FASB ASC 740-10 which relates to the Accounting for Uncertainty in Income Taxes, which seeks to reduce the diversity in practice associated with the accounting and reporting for uncertainty in income tax positions. This interpretation prescribes a comprehensive model for financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns.

Significant components of the Company’s deferred tax assets were as follows for the year ended December 31, 2017 and the period December 7, 2016 (inception) through December 31, 2016:

	December 31,
	2017	2016
Deferred tax assets:
Net operating loss carryforwards	$2,400	$-
Total deferred tax assets	2,400	-

Deferred tax liabilities	-	-

Total deferred tax liabilities	-	-

Net deferred tax assets (liabilities)	2,400	-
Less valuation allowance	(2,400)	-
Net deferred tax assets (liabilities)	$-	$-

At December 31, 2017, the Company had net operating loss carryforwards for federal and state income tax purposes of approximately $10,000. The federal and state net operating loss carryforwards will expire beginning in 2037. The income tax expense (benefit) consisted of the following for the year ended December 31, 2017 and the period December 7, 2016 (inception) through December 31, 2016:

	2017	2016
Total current	$-	$-
Total deferred	-	-
	$-	$-

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The following is a reconciliation of the expected statutory federal income tax provision (15 percent) to the actual income tax benefit for the year ended December 31, 2017 and the period from December 7, 2016 (inception) through December 31, 2016:

	2017	2016
Federal statutory rate	$6,600	$-
State taxes, net of federal benefits	4,300	-
Permanent differences	(8,500)	-
Change in valuation allowance	(2,400)	-

	$-	$-

Under ASC 740, Income Taxes, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Valuation allowances are established when it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2017 and 2016, there were no deferred taxes due to the uncertainty of the realization of net operating loss or carry forward prior to expiration.